Schedule of deferred revenue (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Beginning balance	$ 22,139	$ 29,120
Add: net increase in current period of deferred revenue	41,200	22,139
Less: revenue recognized from beginning deferred revenue	(22,139)	(29,120)
Ending balance	$ 41,200	$ 22,139